MATERIAL ACCOUNTING POLICY INFORMATION - Impairment of non-financial assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
MATERIAL ACCOUNTING POLICY INFORMATION
Impairment loss on non-financial assets	$ 0	$ 0	$ 0